As filed with the Securities and Exchange Commission on May 18, 2018

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 86	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88

Brighthouse Funds Trust I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (980) 949-5130

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ. Ropes & Gray LLP Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	JEREMY C. SMITH, ESQ. Ropes & Gray LLP 1211 Avenue of the Americas, New York, New York 11036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

This Post-Effective Amendment No. 86 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an Exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 86 relates to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement, which was filed on April 26, 2018 (SEC Accession No. 0001193125-18-135178) pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 86 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 18th day of May, 2018.

BRIGHTHOUSE FUNDS TRUST I
(Registrant)

By:	/s/ KRISTI SLAVIN
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 86 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ KRISTI SLAVIN Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	May 18, 2018

/s/ ALAN R. OTIS Alan R. Otis	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	May 18, 2018

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	May 18, 2018

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	May 18, 2018

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	May 18, 2018

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	May 18, 2018

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	May 18, 2018

/s/ JOHN ROSENTHAL* John Rosenthal	Trustee	May 18, 2018

/s/ CHRISTOPHER J. TOWLE* Christopher J. Towle	Trustee	May 18, 2018

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	May 18, 2018

* By:	/s/ Brian D. McCabe
Brian D. McCabe
Attorney-in-Fact**

** Pursuant to Power of Attorney for each Trustee other than Christoper J. Towle filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the Securities Act of 1933 on February 6, 2018; and pursuant to Power of Attorney for Christopher J. Towle filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement under the Securities Act of 1933 on April 26, 2018.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Amendment Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 18th day of May, 2018.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ ANDREW L. GANGOLF
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ JOHN ROSENTHAL John Rosenthal	Director	May 18, 2018

/s/ ANDREW L. GANGOLF Andrew L. Gangolf	Director	May 18, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase